RISK MANAGEMENT - Modified Financial Assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Restructured loans	$ 4,391,171	$ 3,968,583
Local
Disclosure Of Financial Risk Management Explanatory [Line Items]
Restructured loans	2,611,573	2,693,018
Foreign
Disclosure Of Financial Risk Management Explanatory [Line Items]
Restructured loans	$ 1,779,598	$ 1,275,565